UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
May 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Adaptive Risk Allocation Fund
Class A / CRAAX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 104	1.00%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.57	5.12	4.99
Class A (including sales charges)	1.36	3.87	4.37
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. De rivativ
es are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Adaptive Risk Allocation Fund | Class A

|

ASR214_01_(07/25)

Columbia Adaptive Risk Allocation Fund
Class C / CRACX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 180	1.75%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.74	4.30	4.20
Class C (including sales charges)	5.74	4.30	4.20
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, ho ldi
ngs, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Adaptive Risk Allocation Fund | Class C

|

ASR214_04_(07/25)

Columbia Adaptive Risk Allocation Fund
Institutional Class / CRAZX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 78	0.75%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the F und
during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.71	5.37	5.25
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless other
wise noted. The Fund's
portf
olio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbi athrea
dneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Adaptive Risk Allocation Fund | Institutional Class

|

ASR214_08_(07/25)

Columbia Adaptive Risk Allocation Fund
Institutional 2 Class / CRDRX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 79	0.76%
Management's Discussion of Fund Performa
nce
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.79	5.36	5.26
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
The Fund's past performance is not a good predictor of the Fund's future performance
.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performan ce
results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The F und's
portfolio composition is
subjec
t to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories
Availability of Additional Information
For additional information about the
Fu
nd, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Adaptive Risk Allocation Fund | Institutional 2 Class

|

ASR214_15_(07/25)

Columbia Adaptive Risk Allocation Fund
Institutional 3 Class / CARYX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 74	0.71%
Management's Discussion of Fund Performan
ce
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	7.72	5.40	5.30
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup
of t
he Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including i
ts p
rospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Adaptive Risk Allocation Fund | Institutional 3 Class

|

ASR214_17_(07/25)

Columbia Adaptive Risk Allocation Fund
Class S / CRADX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia Adaptive Risk Allocation Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 50 (a)	0.76% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Overweight allocations to both U.S. large cap equities and emerging market equities contributed to relative performance. U.S. high-yield credit allocations also contributed to relative performance.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance.
Top Performance Detractors
Risk allocated framework

I

Weak relative performance emanating from the risk-allocated design framework, versus the traditional capital-allocated benchmark framework, was the single largest detractor during the period.
Fixed Income
| Challenged relative performance from global inflation-linked government bonds (Treasury inflation-protected securities, etc.) detracted from relative performance during the period.
Commodities
| Weak relative returns from the Columbia Commodity Fund also weighed on relative performance for the Fund.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	7.59	5.12	4.99
Blended Benchmark 1 - 60% MSCI ACWI Index (Net), 40% Bloomberg Global Aggregate Index	11.08	7.41	6.06
Blended Benchmark 2 - 60% MSCI ACWI Index (Net) Hedged to DM Currencies, 40% Bloomberg Global Aggregate Hedged USD Index	10.16	8.53	7.00
FTSE Three-Month U.S. Treasury Bill Index	4.97	2.81	1.98
MSCI ACWI Index (Net)	13.65	13.37	9.25
Bloomberg Global Aggregate Index	7.03	(1.35)	0.94
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 2,368,438,598
Total number of portfolio holdings	368
Management services fees (represents 0.68% of Fund average net assets)	$ 17,066,607
Portfolio turnover for the reporting period	186%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	84%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	41.8%
Equity Risk	56.3%
Foreign Exchange Risk	9.7%
Interest Rate Risk	21.3%
Short
Equity Risk	5.7%
Foreign Exchange Risk	45.5%
Interest Rate Risk	2.7%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Adaptive Risk Allocation Fund | Class S

|

ASR214_16_(07/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Audit fees (a)	53,315	52,505	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	16,420	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Adaptive Risk Allocation Fund
Annual Financial Statements and Additional Information
May 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Adaptive Risk Allocation Fund | 2025

Portfolio of Investments
May 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Alternative Strategies Funds 10.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	26,962,941	259,653,120
Total Alternative Strategies Funds (Cost $266,790,114)		259,653,120

Common Stocks 7.8%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
Chartwell Retirement Residences	33,600	455,639
Total Health Care		455,639
Information Technology 0.0%
IT Services 0.0%
NEXTDC Ltd.(b)	76,755	649,360
Total Information Technology		649,360
Real Estate 7.8%
Diversified REITs 0.3%
Activia Properties, Inc.	228	182,063
American Assets Trust, Inc.	7,300	145,562
Charter Hall Group	60,826	713,150
Daiwa House REIT Investment Corp.	242	402,825
GPT Group (The)	285,245	883,214
H&R Real Estate Investment Trust	36,900	280,444
Heiwa Real Estate REIT, Inc.	129	114,332
Hulic REIT, Inc.	101	106,104
Kenedix Office Investment	438	461,446
Mapletree Commercial Trust	236,500	216,538
Merlin Properties Socimi SA	41,014	508,130
Mirvac Group	542,859	808,803
Mori Trust Sogo REIT, Inc.	379	174,495
NIPPON REIT Investment Corp.	144	86,619
Nomura Real Estate Master Fund, Inc.	480	481,986
Premier Investment Corp.	208	189,622
Sekisui House REIT, Inc.	550	294,584
Star Asia Investment Corp.	337	131,686
Stockland	318,847	1,122,929
Suntec Real Estate Investment Trust	237,100	207,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyu REIT, Inc.	90	115,569
United Urban Investment Corp.	290	304,353
Total		7,931,570
Health Care REITs 0.9%
Aedifica SA	3,118	235,699
Alexandria Real Estate Equities, Inc.(c)	6,024	422,825
American Healthcare REIT, Inc.	14,700	513,618
CareTrust REIT, Inc.	19,000	546,440
Cofinimmo SA	39,124	3,370,740
Healthcare Realty Trust, Inc.	34,800	504,600
Healthpeak Properties, Inc.(c)	141,061	2,455,872
Medical Properties Trust, Inc.	62,400	285,168
National Health Investors, Inc.	4,700	340,797
NorthWest Healthcare Properties Real Estate Investment Trust	35,700	125,386
Omega Healthcare Investors, Inc.	30,100	1,113,700
Parkway Life Real Estate Investment Trust	46,400	146,349
Sabra Health Care REIT, Inc.	29,500	515,660
Ventas, Inc.(c)	27,800	1,786,984
Welltower, Inc.(c)	61,680	9,515,990
Total		21,879,828
Hotel & Resort REITs 0.2%
Apple Hospitality REIT, Inc.	2,000	23,180
CapitaLand Ascott Trust	287,000	190,066
CDL Hospitality Trusts	90,700	53,414
Hoshino Resorts REIT, Inc.	64	105,382
Host Hotels & Resorts, Inc.(c)	16,200	250,938
Invincible Investment Corp.	723	307,658
Japan Hotel REIT Investment Corp.	545	282,434
Park Hotels & Resorts, Inc.	187,900	1,946,644
Ryman Hospitality Properties, Inc.	5,400	524,394
Sunstone Hotel Investors, Inc.	18,300	163,968
Xenia Hotels & Resorts, Inc.	13,500	165,105
Total		4,013,183
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 1.2%
CapitaLand Ascendas REIT	383,300	786,615
Dream Industrial Real Estate Investment Trust	23,000	187,372
EastGroup Properties, Inc.(c)	4,900	830,795
ESR-REIT	65,090	111,959
First Industrial Realty Trust, Inc.	52,300	2,585,189
Frasers Logistics & Commercial Trust(d)	388,300	239,451
GLP J-REIT	505	445,473
Goodman Group	223,484	4,740,145
Goodman Property Trust	108,356	123,669
Granite Real Estate Investment Trust	5,600	286,866
Industrial & Infrastructure Fund Investment Corp.	253	207,157
Innovative Industrial Properties, Inc.	3,100	171,182
Japan Logistics Fund, Inc.	285	181,104
LaSalle Logiport REIT	252	234,935
LXP Industrial Trust	224,800	1,928,784
Mapletree Industrial Trust	349,700	523,060
Mapletree Logistics Trust	365,300	314,567
Mitsubishi Estate Logistics REIT Investment Corp.	144	116,867
Mitsui Fudosan Logistics Park, Inc.	260	183,478
Montea NV	8,177	604,186
Nippon Prologis REIT, Inc.	804	429,557
Prologis, Inc.(c)	79,427	8,625,772
STAG Industrial, Inc.	14,800	526,584
Warehouses De Pauw CVA	111,271	2,714,593
Total		27,099,360
Office REITs 0.4%
Allied Properties Real Estate Investment Trust	10,900	125,334
COPT Defense Properties	12,200	334,890
Cousins Properties, Inc.	17,800	499,646
Daiwa Office Investment Corp.	50	104,727
Dexus Property Group	100,340	453,174
Easterly Government Properties, Inc.	7,160	155,587
Empire State Realty Trust, Inc., Class A	177,600	1,360,416
Global One Real Estate Investment Corp.	86	74,309
Hudson Pacific Properties, Inc.	14,300	26,598
Ichigo Office REIT Investment Corp.	103	61,591
Inmobiliaria Colonial Socimi SA	32,419	225,732
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan Excellent, Inc.	130	117,981
Japan Prime Realty Investment Corp.	116	289,423
Japan Real Estate Investment Corp.	624	506,639
Keppel REIT	288,800	190,080
Mori Hills REIT Investment Corp.	137	124,206
Nippon Building Fund, Inc.	917	838,040
ORIX JREIT, Inc.	260	323,169
Piedmont Office Realty Trust, Inc.	198,200	1,411,184
Precinct Properties Group	278,153	192,804
SL Green Realty Corp.	30,000	1,703,100
Total		9,118,630
Real Estate Management & Development 1.4%
Aeon Mall Co., Ltd.	10,500	209,053
Azrieli Group Ltd.	3,614	276,331
CapitaLand Investment Ltd.	347,600	677,826
Cibus Nordic Real Estate AB	5,204	97,735
City Developments Ltd.	50,100	187,712
CTP NV(d)	30,761	585,556
Fastighets AB Balder, Class B(b)	379,335	2,659,700
Heiwa Real Estate Co., Ltd.	4,700	145,152
Hongkong Land Holdings Ltd.	147,300	760,908
Hulic Co., Ltd.	72,500	734,074
Hysan Development Co., Ltd.	62,000	101,869
Intea Fastigheter AB	93,967	725,227
Kojamo OYJ(b)	33,081	397,096
LEG Immobilien AG	7,884	669,396
Mitsubishi Estate Co., Ltd.	130,700	2,375,341
Mitsui Fudosan Co., Ltd.	306,600	2,936,458
New World Development Co., Ltd.(b)	176,000	106,995
Nomura Real Estate Holdings, Inc.	52,000	304,493
NP3 Fastigheter AB	64,606	1,745,389
Nyfosa AB	119,010	1,082,073
Pandox AB	8,205	137,621
Platzer Fastigheter Holding AB, Class B	263,424	2,074,783
PSP Swiss Property AG	4,449	783,069
Sino Land Co., Ltd.	364,000	366,966
Sirius Real Estate Ltd.	143,933	185,324
Sumitomo Realty & Development Co., Ltd.	48,000	1,838,730
Sun Hung Kai Properties Ltd.	141,000	1,514,576
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Swire Properties Ltd.	114,200	250,192
Swiss Prime Site AG	35,203	5,006,316
Tokyo Tatemono Co., Ltd.	18,600	329,437
UOL Group Ltd.	61,600	272,433
Wharf Real Estate Investment Co., Ltd.	137,000	341,618
Wihlborgs Fastigheter AB	393,423	3,955,468
Total		33,834,917
Residential REITs 0.9%
Advance Residence Investment Corp.	226	232,204
American Homes 4 Rent, Class A	17,100	647,235
AvalonBay Communities, Inc.(c)	9,380	1,939,503
Boardwalk Real Estate Investment Trust	3,400	173,599
Camden Property Trust(c)	21,600	2,537,784
Canadian Apartment Properties REIT	16,800	547,942
Centerspace	1,800	114,750
Comforia Residential REIT, Inc.	69	135,716
Daiwa Securities Living Investments Corp.	166	108,451
Elme Communities	9,300	149,358
Equity LifeStyle Properties, Inc.	25,700	1,633,749
Equity Residential(c)	49,300	3,457,902
Essex Property Trust, Inc.(c)	3,500	993,650
Invitation Homes, Inc.(c)	122,420	4,125,554
Irish Residential Properties REIT PLC	2,698,935	3,290,617
Killam Apartment Real Estate Investment Trust	11,100	157,399
Mid-America Apartment Communities, Inc.	1,000	156,650
Nippon Accommodations Fund, Inc.	270	215,480
UDR, Inc.	30,854	1,278,281
Veris Residential, Inc.	9,300	141,360
Total		22,037,184
Retail REITs 1.2%
AEON REIT Investment Corp.	198	172,017
CapitaLand Integrated Commercial Trust	620,586	1,005,209
Choice Properties Real Estate Investment Trust	23,700	258,527
Crombie Real Estate Investment Trust	9,900	106,838
Eurocommercial Properties NV	39,862	1,240,885
Federal Realty Investment Trust(c)	25,044	2,391,201
First Capital Realty, Inc.	17,900	231,519
Fortune Real Estate Investment Trust	120,000	68,343
Frasers Centrepoint Trust	121,200	206,759
Common Stocks (continued)
Issuer	Shares	Value ($)
Frontier Real Estate Investment Corp.	550	314,846
Fukuoka REIT Corp.	62	70,693
Getty Realty Corp.	9,000	263,340
InvenTrust Properties Corp.	74,100	2,081,469
Japan Retail Fund Investment Corp.	890	609,264
Kimco Realty Corp.(c)	99,600	2,117,496
Kite Realty Group Trust	48,300	1,068,396
Kiwi Property Group Ltd.	219,516	118,055
Lendlease Global Commercial REIT	339,900	125,187
Link REIT (The)	281,300	1,488,707
Macerich Co. (The)	74,600	1,207,028
Phillips Edison & Co., Inc.	12,700	450,342
Primaris Real Estate Investment Trust	8,100	90,541
Realty Income Corp.(c)	79,544	4,503,781
RioCan Real Estate Investment Trust	32,400	409,382
Scentre Group	640,782	1,517,183
Simon Property Group, Inc.(c)	22,327	3,640,864
Smart Real Estate Investment Trust	11,800	222,354
Unibail-Rodamco-Westfield	6,362	603,373
Urban Edge Properties	11,400	207,024
Vicinity Ltd.	586,890	932,103
Total		27,722,726
Specialized REITs 1.3%
American Tower Corp.	8,700	1,867,455
CubeSmart	68,500	2,929,060
Digital Realty Trust, Inc.(c)	18,500	3,173,120
Equinix, Inc.(c)	12,880	11,448,002
Extra Space Storage, Inc.	5,000	755,750
Four Corners Property Trust, Inc.	9,500	262,295
Iron Mountain, Inc.(c)	31,500	3,109,365
Keppel DC REIT	176,300	299,066
Lamar Advertising Co., Class A	1,000	120,540
National Storage REIT	185,014	275,554
Public Storage(c)	17,200	5,304,652
VICI Properties, Inc.(c)	29,500	935,445
Total		30,480,304
Total Real Estate		184,117,702
Total Common Stocks (Cost $183,563,434)		185,222,701
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025

Foreign Government Obligations(e),(f) 11.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.2%
Republic of Austria Government Bond(d)
02/20/2035	2.950%	EUR	4,500,000	5,137,095
Belgium 0.8%
Kingdom of Belgium Government Bond(d)
10/22/2034	2.850%	EUR	7,000,000	7,893,146
06/22/2035	3.100%	EUR	5,000,000	5,716,868
06/22/2055	3.500%	EUR	5,000,000	5,346,383
Total				18,956,397
Canada 0.5%
Canadian Government Bond
06/01/2034	3.000%	CAD	15,000,000	10,786,863
China 1.3%
China Development Bank
07/18/2032	2.960%	CNY	50,950,000	7,637,567
China Government Bond
05/15/2032	2.760%	CNY	52,400,000	7,818,790
05/25/2033	2.670%	CNY	27,130,000	4,041,610
05/25/2034	2.270%	CNY	45,000,000	6,542,569
10/15/2053	3.000%	CNY	25,000,000	4,292,550
Total				30,333,086
France 1.9%
French Republic Government Bond OAT(d),(g)
11/25/2030	0.000%	EUR	15,428,000	15,272,582
French Republic Government Bond OAT(d)
05/25/2033	3.000%	EUR	19,800,000	22,625,601
05/25/2036	1.250%	EUR	8,757,000	8,117,539
Total				46,015,722
Italy 0.2%
Italy Buoni Poliennali Del Tesoro(d)
02/01/2037	4.000%	EUR	4,850,000	5,752,059
Japan 1.7%
Japan Government 10-Year Bond
06/20/2031	0.100%	JPY	1,289,450,000	8,446,384
Japan Government 20-Year Bond
06/20/2041	0.400%	JPY	651,800,000	3,443,888
09/20/2041	0.500%	JPY	640,600,000	3,418,119
03/20/2042	0.800%	JPY	613,850,000	3,410,044
03/20/2043	1.100%	JPY	868,150,000	4,988,488
Japan Government 30-Year Bond
06/20/2050	0.600%	JPY	524,050,000	2,269,286
06/20/2051	0.700%	JPY	510,700,000	2,204,548
09/20/2051	0.700%	JPY	508,500,000	2,178,260
12/20/2051	0.700%	JPY	506,900,000	2,157,224
03/20/2052	1.000%	JPY	484,850,000	2,238,738
03/20/2053	1.400%	JPY	678,750,000	3,426,507
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/20/2054	2.200%	JPY	83,300,000	504,344
Japan Government 40-Year Bond
03/20/2063	1.300%	JPY	209,250,000	888,340
03/20/2064	2.200%	JPY	42,600,000	237,683
Total				39,811,853
Mexico 0.5%
Mexican Bonos
11/23/2034	7.750%	MXN	252,000,000	11,710,179
New Zealand 1.4%
New Zealand Government Bond
05/15/2034	4.250%	NZD	55,000,000	32,300,482
Spain 1.9%
Spain Government Bond(d)
10/31/2034	3.450%	EUR	15,000,000	17,598,937
04/30/2035	3.150%	EUR	25,000,000	28,520,292
Total				46,119,229
Sweden 0.3%
Sweden Government Bond
03/30/2039	3.500%	SEK	51,500,000	6,006,315
United Kingdom 0.6%
United Kingdom Gilt(d)
01/22/2044	3.250%	GBP	6,710,000	6,911,346
07/31/2054	4.375%	GBP	6,500,000	7,478,983
Total				14,390,329
Total Foreign Government Obligations (Cost $286,156,167)				267,319,609

Inflation-Indexed Bonds(e) 14.2%

Canada 0.3%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	3,499,304	3,018,404
12/01/2036	3.000%	CAD	1,284,166	1,095,315
12/01/2041	2.000%	CAD	1,935,898	1,519,222
12/01/2054	0.250%	CAD	2,692,150	1,357,359
Total				6,990,300
France 1.6%
France Government Bond OAT(d)
07/25/2032	3.150%	EUR	12,125,993	15,921,112
07/25/2047	0.100%	EUR	1,332,576	1,082,218
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
French Republic Government Bond OAT(d)
03/01/2036	0.100%	EUR	1,713,180	1,709,823
07/25/2036	0.100%	EUR	8,817,435	8,767,147
07/25/2040	1.800%	EUR	7,465,045	8,820,482
07/25/2043	0.950%	EUR	1,141,195	1,166,895
Total				37,467,677
Germany 0.8%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	11,561,440	13,151,679
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2033	0.100%	EUR	5,243,764	5,711,965
Total				18,863,644
Italy 0.8%
Italy Buoni Poliennali Del Tesoro(d)
05/15/2028	1.300%	EUR	11,082,417	12,798,214
05/15/2036	1.800%	EUR	5,220,805	5,889,563
Total				18,687,777
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	16,325,085	10,124,509
Spain 0.5%
Spain Government Inflation-Linked Bond(d)
11/30/2030	1.000%	EUR	4,190,406	4,817,633
11/30/2033	0.700%	EUR	6,243,800	6,846,388
Total				11,664,021
United Kingdom 3.5%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2029	0.125%	GBP	11,928,364	15,823,372
08/10/2031	0.125%	GBP	2,961,706	3,825,999
03/22/2034	0.750%	GBP	9,245,372	11,858,754
11/22/2037	1.125%	GBP	10,444,153	13,204,474
03/22/2039	0.125%	GBP	5,794,461	6,161,645
03/22/2044	0.125%	GBP	8,739,212	8,102,884
11/22/2047	0.750%	GBP	5,326,748	5,350,978
03/22/2050	0.500%	GBP	5,028,696	4,543,859
03/22/2052	0.250%	GBP	5,269,562	4,267,504
11/22/2056	0.125%	GBP	6,638,798	4,814,342
11/22/2065	0.125%	GBP	5,236,164	3,338,959
03/22/2068	0.125%	GBP	3,024,979	1,881,793
Total				83,174,563
United States 6.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		17,804,609	17,550,059
01/15/2028	0.500%		20,427,217	20,003,512
01/15/2029	0.875%		22,724,820	22,296,954
07/15/2029	0.250%		13,142,617	12,560,440
07/15/2030	0.125%		19,860,731	18,548,837
Inflation-Indexed Bonds(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2032	3.375%	20,357,515	22,535,610
07/15/2034	1.875%	8,577,765	8,512,426
01/15/2035	2.125%	3,039,810	3,062,965
02/15/2042	0.750%	9,352,924	7,167,044
02/15/2043	0.625%	5,631,633	4,131,330
02/15/2045	0.750%	6,230,366	4,501,440
02/15/2050	0.250%	8,893,170	5,073,970
02/15/2053	1.500%	4,087,926	3,187,784
Total			149,132,371
Total Inflation-Indexed Bonds (Cost $387,579,908)			336,104,862

Residential Mortgage-Backed Securities - Agency 4.3%

Government National Mortgage Association TBA(h)
06/23/2055	3.000%	11,950,000	10,409,091
06/23/2055	3.500%	9,650,000	8,584,191
06/23/2055	4.000%	6,620,000	6,061,210
Uniform Mortgage-Backed Security TBA(h)
06/18/2040	2.500%	6,148,328	5,675,215
06/18/2040- 06/13/2054	3.000%	32,200,000	27,732,757
06/13/2054	4.000%	17,140,000	15,701,422
06/13/2054	4.500%	12,330,000	11,627,836
06/12/2055	3.500%	19,400,000	17,193,681
Total Residential Mortgage-Backed Securities - Agency (Cost $103,281,069)			102,985,403

U.S. Treasury Obligations 8.9%

U.S. Treasury
08/15/2030	0.625%	11,479,000	9,675,541
02/15/2031	1.125%	20,693,000	17,681,199
08/15/2031	1.250%	19,572,000	16,532,224
11/15/2031	1.375%	8,966,000	7,572,768
05/15/2033	3.375%	113,380,000	106,754,356
05/15/2034	4.375%	47,000,000	47,146,875
08/15/2034	3.875%	5,000,000	4,818,750
Total U.S. Treasury Obligations (Cost $223,734,895)			210,181,713

Money Market Funds 42.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(a),(i)	1,001,288,292	1,000,987,905
Total Money Market Funds (Cost $1,001,070,903)		1,000,987,905
Total Investments in Securities (Cost: $2,452,176,490)		2,362,455,313
Other Assets & Liabilities, Net		5,983,285
Net Assets		2,368,438,598
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
At May 31, 2025, securities and/or cash totaling $195,235,624 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,332,000 AUD	6,015,075 USD	Barclays	06/18/2025	—	(1,638)
11,733,043,988 JPY	82,780,389 USD	Barclays	06/18/2025	1,102,810	—
242,476,000 NOK	23,801,769 USD	Barclays	06/18/2025	47,219	—
15,712,000 SEK	1,640,450 USD	Barclays	06/18/2025	79	—
2,975,000 SGD	2,313,954 USD	Barclays	06/18/2025	5,129	—
55,829 USD	7,913,000 JPY	Barclays	06/18/2025	—	(744)
35,372,000 AUD	22,731,639 USD	Citi	06/18/2025	—	(74,104)
13,729,000 DKK	2,092,166 USD	Citi	06/18/2025	286	—
20,112,000 NOK	1,948,598 USD	Citi	06/18/2025	—	(21,706)
46,914,501 USD	484,217,000 NOK	Citi	06/18/2025	522,594	—
22,642,134 USD	37,949,000 NZD	Citi	06/18/2025	46,814	—
244,545,164 CNY	34,073,452 USD	HSBC	06/18/2025	37,268	—
115,108,265 GBP	154,120,402 USD	HSBC	06/18/2025	—	(981,654)
26,966,000 HKD	3,484,751 USD	HSBC	06/18/2025	40,572	—
5,444,916 USD	52,688,000 SEK	HSBC	06/18/2025	55,839	—
13,870,000 ZAR	757,806 USD	HSBC	06/18/2025	—	(12,647)
17,567,000 AUD	11,351,549 USD	HSBC	06/26/2025	24,090	—
4,891,000 CAD	3,550,092 USD	HSBC	06/26/2025	—	(17,976)
31,783,000 HKD	4,108,566 USD	HSBC	06/26/2025	45,927	—
2,413,219,000 JPY	16,985,553 USD	HSBC	06/26/2025	171,133	—
7,106,000 SGD	5,528,408 USD	HSBC	06/26/2025	10,840	—
1,370,000 EUR	1,544,023 USD	JPMorgan	06/18/2025	—	(13,043)
32,620,000 CAD	23,606,275 USD	Morgan Stanley	06/18/2025	—	(181,039)
14,784,000 CHF	18,056,648 USD	Morgan Stanley	06/18/2025	59,800	—
19,648,000 CHF	23,807,023 USD	Morgan Stanley	06/18/2025	—	(110,866)
28,283,000 DKK	4,312,773 USD	Morgan Stanley	06/18/2025	3,310	—
28,119,000 EUR	31,961,149 USD	Morgan Stanley	06/18/2025	2,640	—
645,477,000 MXN	32,494,277 USD	Morgan Stanley	06/18/2025	—	(721,183)
10,752,984 USD	9,465,000 EUR	Morgan Stanley	06/18/2025	4,415	—
125,300 USD	2,489,000 MXN	Morgan Stanley	06/18/2025	2,781	—
781,000 AUD	500,837 USD	Morgan Stanley	06/26/2025	—	(2,763)
496,000 CHF	595,796 USD	Morgan Stanley	06/26/2025	—	(8,590)
13,151,000 EUR	14,943,897 USD	Morgan Stanley	06/26/2025	—	(10,487)
1,281,000 GBP	1,713,030 USD	Morgan Stanley	06/26/2025	—	(13,112)
311,440,000 JPY	2,198,879 USD	Morgan Stanley	06/26/2025	28,880	—
1,017,000 NZD	609,098 USD	Morgan Stanley	06/26/2025	875	—
117,166,000 SEK	12,198,761 USD	Morgan Stanley	06/26/2025	—	(39,524)
902,579 USD	746,000 CHF	Morgan Stanley	06/26/2025	6,437	—
21,675,000 AUD	14,033,479 USD	State Street	06/18/2025	58,739	—
2,902,165,000 JPY	20,203,520 USD	State Street	06/18/2025	595	—
629,951,000 SEK	65,931,767 USD	State Street	06/18/2025	163,359	—
46,967,318 USD	72,542,000 AUD	State Street	06/18/2025	—	(196,589)
23,814,266 USD	3,441,701,000 JPY	State Street	06/18/2025	144,547	—
4,883,000 CHF	5,955,868 USD	State Street	06/26/2025	5,832	—
1,201,000 EUR	1,347,941 USD	State Street	06/26/2025	—	(17,751)
6,014,000 SEK	629,383 USD	State Street	06/26/2025	1,206	—
6,665,000 CHF	8,115,391 USD	UBS	06/18/2025	1,958	—
256,264,288 EUR	291,753,048 USD	UBS	06/18/2025	497,153	—
25,955,853 CAD	18,865,802 USD	Wells Fargo	06/18/2025	—	(61,850)
9,432,000 GBP	12,708,403 USD	Wells Fargo	06/18/2025	—	(698)
149,936,000 NZD	89,933,862 USD	Wells Fargo	06/18/2025	290,126	—
1,631,000 SGD	1,265,854 USD	Wells Fargo	06/18/2025	74	—
23,709,583 USD	32,620,000 CAD	Wells Fargo	06/18/2025	77,730	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
21,779,478 USD	423,219,000 MXN	Wells Fargo	06/18/2025	—	(1,145)
23,304,658 USD	224,580,000 SEK	Wells Fargo	06/18/2025	142,037	—
806,000 AUD	519,974 USD	Wells Fargo	06/26/2025	254	—
391,000 CHF	475,977 USD	Wells Fargo	06/26/2025	—	(465)
1,393,000 EUR	1,570,888 USD	Wells Fargo	06/26/2025	—	(13,132)
523,000 SGD	403,826 USD	Wells Fargo	06/26/2025	—	(2,266)
2,154,583 USD	1,913,000 EUR	Wells Fargo	06/26/2025	20,745	—
Total				3,624,093	(2,504,972)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	181	09/2025	CAD	22,138,110	197,371	—
Euro-Bobl	30	06/2025	EUR	3,574,200	9,260	—
Euro-BTP	233	06/2025	EUR	28,227,950	443,485	—
Euro-Bund	109	06/2025	EUR	14,301,890	—	(468)
Euro-Buxl 30-Year	176	06/2025	EUR	21,398,080	—	(744,993)
Euro-OAT	346	06/2025	EUR	43,509,500	359,332	—
Long Gilt	226	09/2025	GBP	20,674,480	195,184	—
MSCI EAFE Index	2,077	06/2025	USD	270,477,325	7,971,776	—
MSCI Emerging Markets Index	2,510	06/2025	USD	144,237,150	458,958	—
S&P 500 Index E-mini	2,647	06/2025	USD	782,982,600	21,419,288	—
S&P/TSX 60 Index	254	06/2025	CAD	79,654,400	2,901,456	—
U.S. Treasury 10-Year Note	1,283	09/2025	USD	142,092,250	1,371,599	—
U.S. Treasury Ultra 10-Year Note	1,711	09/2025	USD	192,567,703	2,563,685	—
Total					37,891,394	(745,461)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(309)	06/2025	AUD	(35,268,148)	—	(325,064)
Euro STOXX 50 Index	(583)	06/2025	EUR	(31,295,440)	—	(90,251)
FTSE 100 Index	(302)	06/2025	GBP	(26,520,130)	—	(462,001)
U.S. Treasury 5-Year Note	(371)	09/2025	USD	(40,137,563)	—	(238,183)
Total					—	(1,115,499)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 43	Morgan Stanley	06/20/2030	1.000	Quarterly	1.729	USD	281,077,000	787,683	—	—	787,683	—
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	3.525	USD	443,066,000	5,063,246	—	—	5,063,246	—
CDX North America Investment Grade Index, Series 44	Morgan Stanley	06/20/2030	1.000	Quarterly	0.564	USD	266,988,000	467,354	—	—	467,354	—
Total								6,318,283	—	—	6,318,283	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and SOFR, SONIA, ESTR, STIBOR or SARON less spreads of 40-1350 bps on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and SOFR, SONIA, or ESTR plus a spread of 40-45 bps on long CFDs	Monthly	Goldman Sachs International	05/31/2028	USD	128,580,233	49,544	50,044	99,588	—
The following table represents the contracts for differences underlying the swap arrangement as of May 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
British Land Co. PLC (The)	441,804	2,383,381	(55,787)	(56.0)
Broadstone Net Lease, Inc.	178,200	2,859,862	(24,700)	(24.8)
Fonciere Des Regions	36,266	2,026,554	149,396	150.0
Land Securities Group PLC	143,651	1,153,629	73,027	73.3
LondonMetric Property PLC	1,047,365	2,689,896	153,789	154.4
Picton Property Income Ltd.	158,050	155,004	10,032	10.1
Health Care REITs
Assura PLC	3,462,878	2,251,494	53,459	53.7
Primary Health Properties PLC	144,541	191,379	4,537	4.6
Target Healthcare REIT PLC	999,717	1,299,726	41,429	41.6
Welltower, Inc.	13,400	1,968,326	99,026	99.4
Hotel & Resort REITs
Apple Hospitality REIT, Inc.	173,800	2,087,338	(72,996)	(73.3)
DiamondRock Hospitality Co.	17,900	139,799	(3,043)	(3.1)
Host Hotels & Resorts, Inc.	57,208	881,003	5,149	5.2
Industrial REITs
Americold Realty Trust, Inc.	170,700	3,072,600	(244,101)	(245.1)
ARGAN SA	51,056	3,477,764	256,387	257.4
STAG Industrial, Inc.	31,000	1,099,880	3,100	3.1
Tritax Big Box REIT PLC	814,841	1,558,152	56,394	56.6
Office REITs
BXP, Inc.	35,200	2,376,403	(6,388)	(6.4)
Gecina SA	5,055	512,254	44,154	44.3
Vornado Realty Trust	16,100	635,306	(28,819)	(28.9)
Workspace Group PLC	56,426	340,891	(23,864)	(24.0)
Real Estate Management & Development
TAG Immobilien AG	415,508	6,585,447	438,427	440.2
Residential REITs
Equity LifeStyle Properties, Inc.	27,600	1,761,432	(6,900)	(6.9)
Essex Property Trust, Inc.	6,500	1,855,295	(9,945)	(10.0)
Unite Group PLC (The)	361,775	3,930,745	274,196	275.3
Retail REITs
Agree Realty Corp.	23,100	1,707,552	31,878	32.0
Capital & Counties Properties PLC	1,004,579	1,920,972	73,423	73.7
Carmila SA	6,133	128,964	1,015	1.0
Kite Realty Group Trust	87,000	1,990,560	(66,120)	(66.4)
Klepierre	19,145	708,793	40,687	40.9
Macerich Co. (The)	77,700	1,233,099	24,087	24.2
NNN REIT, Inc.	22,200	920,856	6,216	6.2
SITE Centers Corp.	47,141	582,191	(20,271)	(20.4)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Supermarket Income REIT PLC	130,354	137,208	6,986	7.0
Unibail-Rodamco-Westfield	58,149	5,074,394	440,469	442.3
Specialized REITs
Big Yellow Group PLC	16,976	228,610	(330)	(0.3)
Equinix, Inc.	500	433,620	10,790	10.8
Gaming and Leisure Properties, Inc.	75,595	3,544,650	(14,363)	(14.4)
Safestore Holdings PLC	271,165	2,309,371	93,055	93.4
VICI Properties, Inc.	5,300	167,639	424	0.4
Total		68,382,039	1,813,905

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Diversified REITs
WP Carey, Inc.	(14,500)	(888,125)	(21,895)	(22.0)
Hotel & Resort REITs
RLJ Lodging Trust	(224,000)	(1,677,760)	42,560	42.7
Industrial REITs
Lineage, Inc.	(46,200)	(2,185,260)	212,982	213.9
Segro PLC	(371,401)	(3,292,516)	(200,221)	(201.0)
Terreno Realty Corp	(18,600)	(1,084,566)	35,154	35.3
Office REITs
Derwent London PLC	(102,410)	(2,662,852)	(59,535)	(59.8)
Douglas Emmett, Inc.	(63,100)	(944,607)	46,694	46.9
Great Portland Estates PLC	(378,600)	(1,687,740)	(38,971)	(39.1)
Highwoods Properties, Inc.	(30,700)	(906,058)	(5,732)	(5.8)
JBG Smith Properties	(70,800)	(1,168,200)	(42,480)	(42.7)
Kilroy Realty Corp.	(25,600)	(830,505)	6,185	6.2
Paramount Group, Inc.	(258,500)	(1,222,705)	(341,220)	(342.6)
Real Estate Management & Development
Allreal Holding AG	(26,667)	(5,861,440)	(242,141)	(243.1)
Aroundtown SA	(964,898)	(2,929,053)	(138,841)	(139.4)
Atrium Ljungberg AB, Class B	(354,363)	(1,168,435)	(39,203)	(39.4)
Castellum AB	(125,201)	(1,462,944)	(92,062)	(92.4)
Catena AB	(39,664)	(1,818,818)	(132,294)	(132.8)
Citycon OYJ	(178,257)	(707,402)	(50,900)	(51.1)
Fabege AB	(98,563)	(826,682)	(23,039)	(23.1)
Grainger PLC	(359,031)	(1,048,689)	(28,411)	(28.5)
Grand City Properties SA	(27,518)	(323,178)	(26,268)	(26.4)
Hufvudstaden AB	(196,983)	(2,361,392)	(147,867)	(148.5)
Mobimo Holding AG	(8,416)	(3,158,645)	(100,097)	(100.5)
Peach Property Group AG	(116,378)	(849,881)	(48,795)	(49.0)
VGP NV	(23,062)	(2,076,485)	(134,077)	(134.6)
Vonovia SE	(66,497)	(2,121,973)	(56,770)	(57.0)
Wallenstam AB	(567,715)	(2,777,079)	(84,006)	(84.4)
Residential REITs
Care Property Invest NV	(34,487)	(509,173)	22,862	23.0
Independence Realty Trust, Inc.	(64,800)	(1,245,456)	40,824	41.0
Xior Student Housing NV	(12,012)	(385,597)	(21,155)	(21.2)
Retail REITs
Acadia Realty Trust	(79,600)	(1,599,960)	66,864	67.1
Brixmor Property Group, Inc.	(38,322)	(1,002,120)	28,358	28.5
Curbline Properties Corp	(18,990)	(446,265)	15,382	15.4
Mercialys SA	(89,324)	(1,047,045)	(75,152)	(75.5)
Regency Centers Corp.	(6,000)	(435,540)	2,640	2.7
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Specialized REITs
EPR Properties	(37,600)	(2,022,445)	(71,499)	(71.8)
National Storage Affiliates Trust	(47,300)	(1,623,034)	(4,085)	(4.1)
Shurgard Self Storage Ltd.	(46,566)	(1,838,568)	(58,150)	(58.4)
Total		(60,198,193)	(1,764,361)

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs), accrued income on long CFDs, and 1-Day Overnight Fed Funds Effective Rate less a spread of 35 basis points on short CFDs	Depreciation on underlying CFDs, accrued income on underlying short CFDs, and 1-Day Overnight Fed Funds Effective Rate plus a spread of 40 basis points on long CFDs	Monthly	Morgan Stanley	08/06/2025	USD	5,906,008	206,104	3,726	209,830	—
The following table represents the contracts for differences underlying the swap arrangement as of May 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
Essential Properties Realty Trust, Inc.	97,300	3,114,573	47,677	22.7
Industrial REITs
Rexford Industrial Realty, Inc.	7,300	258,420	(1,168)	(0.6)
Office REITs
Brandywine Realty Trust	19,600	84,476	(1,568)	(0.7)
Residential REITs
Sun Communities, Inc.	3,300	399,993	7,359	3.5
Total		3,857,462	52,300

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Hotel & Resort REITs
Pebblebrook Hotel Trust	(162,900)	(1,638,774)	143,352	68.3
Retail REITs
Tanger, Inc.	(13,400)	(409,772)	10,452	5.0
Total		(2,048,546)	153,804

Swap arrangement - contracts for differences
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Cash & other receivable (payable) ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Appreciation on underlying contracts for differences (CFDs) and accrued income on long CFDs, and OBFR, SONIA and SARON on short CFDs	Depreciation on underlying CFDs and OBFR, SONIA or SARON plus a spread of 29.5-46.5 basis points on long CFDs	Monthly	UBS	03/03/2028	USD	6,580,656	54,007	(88,496)	—	(34,489)
The following table represents the contracts for differences underlying the swap arrangement as of May 31, 2025. Percentages represent the unrealized appreciation (depreciation) of each underlying contract for difference compared to the aggregate unrealized appreciation (depreciation) of the swap arrangement:

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Long Equity Contracts for Differences
Real Estate
Diversified REITs
American Assets Trust, Inc.	60,200	1,208,632	(8,244)	23.9
Residential REITs
UDR, Inc.	4,500	188,550	(2,115)	6.1
Retail REITs
Hammerson PLC	191,842	689,424	43,251	(125.4)
Specialized REITs
Extra Space Storage, Inc.	17,225	2,559,291	44,268	(128.4)
Total		4,645,897	77,160

Description	Shares	Notional Amount ($)	Appreciation (Depreciation) ($)	(%)
Short Equity Contracts for Differences
Real Estate
Real Estate Management & Development
Peach Property Group AG	(13,136)	(95,929)	(5,508)	16.0
Specialized REITs
Crown Castle International Corp.	(18,500)	(1,838,830)	(17,645)	51.2
Total		(1,934,759)	(23,153)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.330%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.320%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.301%
ESTR	Euro Short Term Rate	2.161%
OBFR	Overnight Bank Funding Rate	4.330%
SARON	Swiss Average Rate Overnight	0.208%
SOFR	Secured Overnight Financing Rate	4.330%
SONIA	Sterling Overnight Index Average	4.211%
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	210,958,482	299,779,645	(241,300,802)	(9,784,205)	259,653,120	—	(12,800,803)	22,154,093	26,962,941
Columbia Short-Term Cash Fund, 4.495%
	1,090,947,206	2,658,416,262	(2,748,257,528)	(118,035)	1,000,987,905	—	14,722	53,462,019	1,001,288,292
Total	1,301,905,688			(9,902,240)	1,260,641,025	—	(12,786,081)	75,616,112

(b)	Non-income producing investment.
(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $317,178,029, which represents 13.39% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Notes to Portfolio of Investments (continued)
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	259,653,120	—	—	259,653,120
Common Stocks
Health Care	455,639	—	—	455,639
Information Technology	—	649,360	—	649,360
Real Estate	112,012,349	72,105,353	—	184,117,702
Total Common Stocks	112,467,988	72,754,713	—	185,222,701
Foreign Government Obligations	—	267,319,609	—	267,319,609
Inflation-Indexed Bonds	—	336,104,862	—	336,104,862
Residential Mortgage-Backed Securities - Agency	—	102,985,403	—	102,985,403
U.S. Treasury Obligations	—	210,181,713	—	210,181,713
Money Market Funds	1,000,987,905	—	—	1,000,987,905
Total Investments in Securities	1,373,109,013	989,346,300	—	2,362,455,313
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,624,093	—	3,624,093
Futures Contracts	37,891,394	—	—	37,891,394
Swap Contracts	—	6,627,701	—	6,627,701
Liability
Forward Foreign Currency Exchange Contracts	—	(2,504,972)	—	(2,504,972)
Futures Contracts	(1,860,960)	—	—	(1,860,960)
Swap Contracts	—	(34,489)	—	(34,489)
Total	1,409,139,447	997,058,633	—	2,406,198,080
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Statement of Assets and Liabilities
May 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,184,315,473)	$1,101,814,288
Affiliated issuers (cost $1,267,861,017)	1,260,641,025
Cash	12,471
Foreign currency (cost $11,014,455)	11,110,982
Cash collateral held at broker for:
TBA	550,000
Margin deposits on:
Futures contracts	76,395,298
Swap contracts	51,312,597
Unrealized appreciation on forward foreign currency exchange contracts	3,624,093
Unrealized appreciation on swap contracts	309,418
Receivable for:
Investments sold	35,289,785
Capital shares sold	930,314
Dividends	3,911,192
Interest	5,228,311
Interfund lending	6,200,000
Foreign tax reclaims	376,761
Variation margin for futures contracts	709,213
Variation margin for swap contracts	8,106,837
Prepaid expenses	11,111
Deferred compensation of board members	181,887
Other assets	5,634
Total assets	2,566,721,217
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	2,504,972
Unrealized depreciation on swap contracts	34,489
Payable for:
Investments purchased	83,462,338
Investments purchased on a delayed delivery basis	103,437,074
Capital shares redeemed	2,632,312
Variation margin for futures contracts	2,899,285
Variation margin for swap contracts	2,786,823
Management services fees	44,437
Distribution and/or service fees	1,683
Transfer agent fees	93,121
Compensation of board members	3,801
Other expenses	109,622
Other liabilities	278
Deferred compensation of board members	272,384
Total liabilities	198,282,619
Net assets applicable to outstanding capital stock	$2,368,438,598
Represented by
Paid in capital	2,863,451,171
Total distributable earnings (loss)	(495,012,573)
Total - representing net assets applicable to outstanding capital stock	$2,368,438,598
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Statement of Assets and Liabilities (continued)
May 31, 2025
Class A
Net assets	$115,751,645
Shares outstanding	11,829,351
Net asset value per share	$9.79
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.39
Class C
Net assets	$32,329,508
Shares outstanding	3,514,828
Net asset value per share	$9.20
Institutional Class
Net assets	$2,140,250,689
Shares outstanding	218,415,621
Net asset value per share	$9.80
Institutional 2 Class
Net assets	$46,286,798
Shares outstanding	4,705,011
Net asset value per share	$9.84
Institutional 3 Class
Net assets	$21,209,135
Shares outstanding	2,154,509
Net asset value per share	$9.84
Class S
Net assets	$12,610,823
Shares outstanding	1,286,672
Net asset value per share	$9.80
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Statement of Operations
Year Ended May 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$5,988,715
Dividends — affiliated issuers	75,616,112
Interest	30,330,416
Interfund lending	7,268
Foreign taxes withheld	(565,160)
Total income	111,377,351
Expenses:
Management services fees	17,066,607
Distribution and/or service fees
Class A	307,065
Class C	394,274
Transfer agent fees
Class A	60,921
Advisor Class	9,570
Class C	19,568
Institutional Class	1,120,396
Institutional 2 Class	23,326
Institutional 3 Class	1,363
Class S	4,818
Custodian fees	154,683
Printing and postage fees	73,167
Registration fees	118,608
Accounting services fees	57,190
Legal fees	46,668
Interest on collateral	14,327
Compensation of chief compliance officer	422
Compensation of board members	37,726
Deferred compensation of board members	13,174
Other	53,515
Total expenses	19,577,388
Expense reduction	(20)
Total net expenses	19,577,368
Net investment income	91,799,983
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(56,740,996)
Investments — affiliated issuers	(12,786,081)
Foreign currency translations	758,689
Forward foreign currency exchange contracts	(37,676,677)
Futures contracts	55,824,468
Swap contracts	28,610,198
Net realized loss	(22,010,399)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	97,984,841
Investments — affiliated issuers	(9,902,240)
Foreign currency translations	177,338
Forward foreign currency exchange contracts	4,892,074
Futures contracts	27,750,461
Swap contracts	2,165,238
Net change in unrealized appreciation (depreciation)	123,067,712
Net realized and unrealized gain	101,057,313
Net increase in net assets resulting from operations	$192,857,296
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Statement of Changes in Net Assets

	Year Ended May 31, 2025	Year Ended May 31, 2024
Operations
Net investment income	$91,799,983	$96,276,958
Net realized gain (loss)	(22,010,399)	117,775,861
Net change in unrealized appreciation (depreciation)	123,067,712	84,259,574
Net increase in net assets resulting from operations	192,857,296	298,312,393
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,658,801)	(418,432)
Advisor Class	—	(236,325)
Class C	(622,025)	—
Institutional Class	(54,835,498)	(14,958,569)
Institutional 2 Class	(1,009,415)	(265,405)
Institutional 3 Class	(546,974)	(120,353)
Class R	—	(491)
Class S	(383,575)	—
Total distributions to shareholders	(60,056,288)	(15,999,575)
Decrease in net assets from capital stock activity	(423,067,520)	(1,162,453,410)
Total decrease in net assets	(290,266,512)	(880,140,592)
Net assets at beginning of year	2,658,705,110	3,538,845,702
Net assets at end of year	$2,368,438,598	$2,658,705,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2025		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,558,820	15,132,804	1,785,856	15,829,384
Distributions reinvested	259,797	2,457,682	43,072	387,652
Shares redeemed	(3,782,008)	(36,803,267)	(5,648,153)	(49,578,093)
Net decrease	(1,963,391)	(19,212,781)	(3,819,225)	(33,361,057)
Advisor Class
Shares sold	136,843	1,345,381	365,151	3,186,393
Distributions reinvested	—	—	26,227	236,301
Shares redeemed	(4,301,518)	(42,894,966)	(3,363,458)	(29,444,766)
Net decrease	(4,164,675)	(41,549,585)	(2,972,080)	(26,022,072)
Class C
Shares sold	188,175	1,722,702	232,954	1,922,048
Distributions reinvested	68,516	611,157	—	—
Shares redeemed	(1,899,614)	(17,337,457)	(3,069,621)	(25,361,947)
Net decrease	(1,642,923)	(15,003,598)	(2,836,667)	(23,439,899)
Institutional Class
Shares sold	25,565,052	248,814,047	26,699,112	233,601,712
Distributions reinvested	5,711,382	54,029,676	1,634,036	14,722,667
Shares redeemed	(68,348,039)	(664,164,801)	(149,034,314)	(1,310,160,576)
Net decrease	(37,071,605)	(361,321,078)	(120,701,166)	(1,061,836,197)
Institutional 2 Class
Shares sold	1,921,696	18,572,837	1,390,039	12,251,450
Distributions reinvested	106,254	1,009,415	29,359	265,405
Shares redeemed	(1,837,187)	(17,705,834)	(3,362,661)	(29,391,493)
Net increase (decrease)	190,763	1,876,418	(1,943,263)	(16,874,638)
Institutional 3 Class
Shares sold	124,157	1,223,201	78,965	673,895
Distributions reinvested	57,576	546,974	13,297	120,340
Shares redeemed	(260,843)	(2,561,779)	(89,844)	(812,026)
Net increase (decrease)	(79,110)	(791,604)	2,418	(17,791)
Class R
Shares sold	—	—	1,678	14,481
Distributions reinvested	—	—	55	489
Shares redeemed	—	—	(102,420)	(916,726)
Net decrease	—	—	(100,687)	(901,756)
Class S
Shares sold	1,920,419	19,183,820	—	—
Distributions reinvested	40,547	383,575	—	—
Shares redeemed	(674,294)	(6,632,687)	—	—
Net increase	1,286,672	12,934,708	—	—
Total net decrease	(43,444,269)	(423,067,520)	(132,370,670)	(1,162,453,410)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Adaptive Risk Allocation Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2025	$9.31	0.33	0.37	0.70	(0.22)	—	(0.22)
Year Ended 5/31/2024	$8.47	0.26	0.61	0.87	(0.03)	—	(0.03)
Year Ended 5/31/2023	$9.69	0.24	(0.80)	(0.56)	(0.66)	—	(0.66)
Year Ended 5/31/2022	$12.10	0.32	(0.59)	(0.27)	(0.42)	(1.72)	(2.14)
Year Ended 5/31/2021	$10.25	(0.01)	1.97	1.96	(0.04)	(0.07)	(0.11)
Class C
Year Ended 5/31/2025	$8.76	0.24	0.35	0.59	(0.15)	—	(0.15)
Year Ended 5/31/2024	$8.01	0.18	0.57	0.75	—	—	—
Year Ended 5/31/2023	$9.18	0.17	(0.76)	(0.59)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$11.57	0.23	(0.57)	(0.34)	(0.37)	(1.68)	(2.05)
Year Ended 5/31/2021	$9.85	(0.09)	1.87	1.78	—	(0.06)	(0.06)
Institutional Class
Year Ended 5/31/2025	$9.33	0.36	0.35	0.71	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.48	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.70	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.11	0.35	(0.59)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.36	0.02	1.98	2.00	(0.10)	(0.15)	(0.25)
Institutional 2 Class
Year Ended 5/31/2025	$9.36	0.35	0.37	0.72	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.51	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.26	(0.81)	(0.55)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.15	0.32	(0.56)	(0.24)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.39	0.02	1.98	2.00	(0.10)	(0.14)	(0.24)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2025	$9.79	7.57%	1.00% (c)	1.00% (c),(d)	3.42%	186%	$115,752
Year Ended 5/31/2024	$9.31	10.26%	1.01% (c)	1.01% (c),(d)	2.90%	190%	$128,468
Year Ended 5/31/2023	$8.47	(5.79% )	1.02% (c)	1.02% (c),(d)	2.71%	199%	$149,173
Year Ended 5/31/2022	$9.69	(3.62% )	1.00% (c)	1.00% (c)	2.82%	260%	$185,112
Year Ended 5/31/2021	$12.10	19.17%	1.00% (c)	1.00% (c)	(0.06% )	227%	$175,015
Class C
Year Ended 5/31/2025	$9.20	6.74%	1.75% (c)	1.75% (c),(d)	2.68%	186%	$32,330
Year Ended 5/31/2024	$8.76	9.36%	1.76% (c)	1.76% (c),(d)	2.15%	190%	$45,206
Year Ended 5/31/2023	$8.01	(6.37% )	1.77% (c)	1.77% (c),(d)	1.95%	199%	$63,998
Year Ended 5/31/2022	$9.18	(4.39% )	1.75% (c)	1.75% (c)	2.11%	260%	$94,069
Year Ended 5/31/2021	$11.57	18.14%	1.75% (c)	1.75% (c)	(0.80% )	227%	$113,245
Institutional Class
Year Ended 5/31/2025	$9.80	7.71%	0.75% (c)	0.75% (c),(d)	3.68%	186%	$2,140,251
Year Ended 5/31/2024	$9.33	10.63%	0.76% (c)	0.76% (c),(d)	3.15%	190%	$2,382,960
Year Ended 5/31/2023	$8.48	(5.52% )	0.77% (c)	0.77% (c),(d)	2.97%	199%	$3,190,280
Year Ended 5/31/2022	$9.70	(3.37% )	0.75% (c)	0.75% (c)	3.08%	260%	$3,693,809
Year Ended 5/31/2021	$12.11	19.40%	0.75% (c)	0.75% (c)	0.19%	227%	$3,831,565
Institutional 2 Class
Year Ended 5/31/2025	$9.84	7.79%	0.76% (c)	0.76% (c)	3.66%	186%	$46,287
Year Ended 5/31/2024	$9.36	10.58%	0.77% (c)	0.77% (c)	3.14%	190%	$42,265
Year Ended 5/31/2023	$8.51	(5.60% )	0.78% (c)	0.78% (c)	2.92%	199%	$54,968
Year Ended 5/31/2022	$9.74	(3.36% )	0.76% (c)	0.76% (c)	2.78%	260%	$63,729
Year Ended 5/31/2021	$12.15	19.38%	0.76% (c)	0.76% (c)	0.17%	227%	$64,418
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 5/31/2025	$9.37	0.37	0.34	0.71	(0.24)	—	(0.24)
Year Ended 5/31/2024	$8.52	0.28	0.62	0.90	(0.05)	—	(0.05)
Year Ended 5/31/2023	$9.74	0.27	(0.81)	(0.54)	(0.68)	—	(0.68)
Year Ended 5/31/2022	$12.16	0.36	(0.61)	(0.25)	(0.44)	(1.73)	(2.17)
Year Ended 5/31/2021	$10.41	0.03	1.99	2.02	(0.11)	(0.16)	(0.27)
Class S
Year Ended 5/31/2025(e)	$10.03	0.26	(0.25)(f)	0.01	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	5/31/2025	5/31/2024	5/31/2023	5/31/2022	5/31/2021
Class A	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class C	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%
Class S	less than 0.01%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Adaptive Risk Allocation Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 5/31/2025	$9.84	7.72%	0.71% (c)	0.71% (c)	3.76%	186%	$21,209
Year Ended 5/31/2024	$9.37	10.61%	0.72% (c)	0.72% (c)	3.20%	190%	$20,927
Year Ended 5/31/2023	$8.52	(5.47% )	0.74% (c)	0.74% (c)	3.02%	199%	$19,005
Year Ended 5/31/2022	$9.74	(3.40% )	0.72% (c)	0.72% (c)	3.13%	260%	$19,579
Year Ended 5/31/2021	$12.16	19.53%	0.71% (c)	0.71% (c)	0.23%	227%	$21,369
Class S
Year Ended 5/31/2025 (e)	$9.80	0.17%	0.76% (c)	0.76% (c)	4.14%	186%	$12,611
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements
May 31, 2025
Note 1. Organization
Columbia Adaptive Risk Allocation Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund invests significantly in shares of affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract.

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Swap arrangements - contracts for differences
The Fund entered into swap arrangements, particularly contracts for differences (CFDs), to obtain long and short exposures to real estate companies. CFDs are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two or more individual securities or baskets of securities or other instruments where the parties agree to exchange the difference in the settlement price between the open and closing trades for the particular assets.
CFDs are valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap arrangement resets monthly, at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). CFDs are subject to the risk associated with investment in the underlying reference assets. The risk in the case of short CFD positions is unlimited based on the potential for unlimited increases in the market value of the underlying reference assets. The risk may be offset if the Fund holds any of the underlying reference assets. The risk in the case of long CFD positions is limited to the notional amount of the position at the time the Fund enters into the CFD.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at May 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	6,318,283 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	32,751,478 *
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	309,418 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,624,093
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,139,916 *
Total		48,143,188

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	552,252 *
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	34,489 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,504,972
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,308,708 *
Total		4,400,421

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended May 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	27,911,034	27,911,034
Equity risk	—	66,034,821	699,164	66,733,985
Foreign exchange risk	(37,676,677)	—	—	(37,676,677)
Interest rate risk	—	(10,210,353)	—	(10,210,353)
Total	(37,676,677)	55,824,468	28,610,198	46,757,989

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	844,813	844,813
Equity risk	—	22,292,762	1,320,425	23,613,187
Foreign exchange risk	4,892,074	—	—	4,892,074
Interest rate risk	—	5,457,699	—	5,457,699
Total	4,892,074	27,750,461	2,165,238	34,807,773
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended May 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,731,166,831
Futures contracts — short	142,477,779
Credit default swap contracts — sell protection	840,921,192

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Swap arrangements - contracts for differences	552,063	(364,573)
Forward foreign currency exchange contracts	11,331,782	(12,640,982)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of May 31, 2025:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	8,106,837	-	-	-	-	8,106,837
Forward foreign currency exchange contracts	1,155,237	569,694	-	385,669	-		109,138	374,278	499,111	530,966	3,624,093
OTC Swap arrangements - contracts for differences (c)	-	-	99,588	-	-		209,830	-	-	-	309,418
Total assets	1,155,237	569,694	99,588	385,669	-	8,106,837	318,968	374,278	499,111	530,966	12,040,348
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	2,786,823	-	-	-	-	2,786,823
Forward foreign currency exchange contracts	2,382	95,810	-	1,012,277	13,043		1,087,564	214,340	-	79,556	2,504,972
OTC Swap arrangements - contracts for differences (c)	-	-	-	-	-	-	-	-	34,489	-	34,489
Total liabilities	2,382	95,810	-	1,012,277	13,043	2,786,823	1,087,564	214,340	34,489	79,556	5,326,284
Total financial and derivative net assets	1,152,855	473,884	99,588	(626,608)	(13,043)	5,320,014	(768,596)	159,938	464,622	451,410	6,714,064
Total collateral received (pledged) (d)	-	-	-	-	-	-	(768,596)	-	-	-	(768,596)
Net amount (e)	1,152,855	473,884	99,588	(626,608)	(13,043)	5,320,014	-	159,938	464,622	451,410	7,482,660

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) a fee that declines from 0.06% to 0.03%, depending on asset levels, on assets invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management fee (or advisory fee, as applicable) to the Investment Manager, (ii) a fee that declines from 0.16% to 0.13%, depending on asset levels, on assets invested in exchange-traded funds and mutual funds that are not managed by the Investment Manager or its affiliates and (iii) a fee that declines from 0.76% to 0.63%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including affiliated mutual funds, exchange-traded funds and closed-end funds advised by the Investment Manager that do not pay a management fee, third party closed-end funds, derivatives and individual securities. The effective management services fee rate for the year ended May 31, 2025 was 0.68% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds (also referred to as "acquired funds") in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended May 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.02 (a)
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class S	0.05 (b)

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended May 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	46,388
Class C	—	1.00 (b)	2,142

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2024 through September 30, 2025 (%)	Prior to October 1, 2024 (%)
Class A	1.22	1.22
Class C	1.97	1.97
Institutional Class	0.97	0.97
Institutional 2 Class	0.98	0.98
Institutional 3 Class	0.93	0.93
Class S	0.97	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, passive foreign investment company (pfic) holdings, tax straddles, capital loss carryforwards, trustees’ deferred compensation, re-characterization of distributions for investments , swap investments, treasury inflation protected securities (tips) and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(57,274,418)	57,276,180	(1,762)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2025			Year Ended May 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
60,056,288	—	60,056,288	15,999,575	—	15,999,575
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
At May 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
12,044,068	—	(404,536,897)	(102,483,502)
At May 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,508,681,582	4,379,789	(106,863,291)	(102,483,502)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(247,570,257)	(156,966,640)	(404,536,897)	62,726,492
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,604,084,605 and $2,835,663,693, respectively, for the year ended May 31, 2025, of which $1,498,402,100 and $1,776,559,868, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,800,000	5.11	12
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at May 31, 2025 as shown in the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interest of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they

Columbia Adaptive Risk Allocation Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At May 31, 2025, affiliated shareholders of record owned 84.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Adaptive Risk Allocation Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Adaptive Risk Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Adaptive Risk Allocation Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Adaptive Risk Allocation Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Section 199A dividends
2.53%	5.84%
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Columbia Adaptive Risk Allocation Fund  | 2025

Columbia Adaptive Risk Allocation Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN214_05_R01_(07/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2025